Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000232954 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000232954 [Member] | Beiersdorf AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000232954 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000232954 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000232954 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000232954 [Member] | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000232954 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000232954 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000232954 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000232954 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000232954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000232954 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[2]
C000232954 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000232954 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000232954 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000232954 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000232954 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000232954 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000232954 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000232954 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000232954 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[2]
C000232954 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[2]
C000232954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)	[2]
C000232953 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000232953 [Member] | Beiersdorf AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000232953 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000232953 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000232953 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000232953 [Member] | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000232953 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000232953 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000232953 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000232953 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000232953 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000232953 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[4]
C000232953 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000232953 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000232953 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000232953 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000232953 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000232953 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000232953 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[4]
C000232953 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000232953 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[4]
C000232953 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[4]
C000232953 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)	[4]
C000232952 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000232952 [Member] | Beiersdorf AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5]
C000232952 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000232952 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000232952 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000232952 [Member] | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000232952 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000232952 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000232952 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000232952 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000232952 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000232952 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[6]
C000232952 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000232952 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
C000232952 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[6]
C000232952 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000232952 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000232952 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000232952 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[6]
C000232952 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000232952 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[6]
C000232952 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[6]
C000232952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)	[6]

[1]	Excludes short-term securities.
[2]	Ten largest countries are presented. Additional countries are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries are presented. Additional countries are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries are presented. Additional countries are found in Other.